Expenses and net other income- Summary of Operating Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Expense [Abstract]
Professional services	€ 11,591	€ 14,129	€ 15,484
Marketing expenses	10,387	23,934	7,329
Delivery	4,580	10,291	3,650
External temporary workers	2,599	4,994	3,582
Office expense	7,970	7,296	3,427
Insurance premium	2,330	3,350	1,594
Utilities and similar expenses	3,310	4,471	1,560
Online plattforms fees	1,212	3,381	1,410
Customs duty tax	577	887	1,134
Travel expenses	2,581	4,139	1,000
Short-term and low value leases	2,314	3,454	567
Bank Services	738	880	509
Expected credit loss for trade and other receivables	(120)	1,003	478
Repairs	1,362	509	232
Other impairment and losses	2,013	2,870
Warranty provision	1,299	1,738	674
Other	5,045	4,229	775
Total	€ 59,788	€ 91,555	€ 43,405